Note 20 - Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying Value at December 31, 201 9
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$107,592	0	107,592	0
Equity securities	167	0	167	0
Mortgage loan commitments	14	0	14	0
Total	$107,773	0	107,773	0
	Carrying Value at December 31, 2018
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$79,859	0	79,859	0
Equity securities	121	0	121	0
Mortgage loan commitments	40	0	40	0
Total	$80,020	0	80,020	0

Fair Value Measurements, Nonrecurring [Table Text Block]
	Carrying Value at December 31, 2019
(Dollars in thousands)	Total	Level 1	Level 2	Level 3	Year Ended December 31, 2019 Total losses
Loans held for sale	$3,606	0	3,606	0	(40)
Mortgage servicing rights, net	2,172	0	2,172	0	0
Impaired l oans	3,126	0	3,126	0	(28)
Real estate, net	580	0	580	0	0
Total	$9,484	0	9,484	0	(68)
	Carrying Value at December 31, 2018
(Dollars in thousands)	Total	Level 1	Level 2	Level 3	Year Ended December 31, 2018 Total gains (losses)
Loans held for sale	$3,444	0	3,444	0	45
Mortgage servicing rights, net	1,855	0	1,855	0	0
Impaired loans	2,902	0	2,902	0	(97)
Real estate, net	414	0	414	0	0
Total	$8,615	0	8,615	0	(52)